Employee Benefits	12 Months Ended
Dec. 31, 2014
Postemployment Benefits [Abstract]
Employee Benefits

NOTE 9 – EMPLOYEE BENEFITS

The Company sponsors a contributory 401(k) profit-sharing plan (the “Plan”) covering substantially all employees who meet certain age and service requirements. The Plan permits investment in the Company’s common stock subject to various limitations and provides for discretionary profit sharing and matching contributions. The discretionary profit sharing contribution is determined annually by the Board of Directors and amounted to 2.75% of each eligible participant’s compensation in 2014 and 2013, and 2.5% of each eligible participant’s compensation for 2012, respectively. The Plan also provides for a 50% Company match of participant contributions up to a maximum of 2% of each participant’s annual compensation. Expense under the Plan amounted to approximately $269 thousand, $284 thousand and $270 thousand for 2014, 2013 and 2012, respectively.

The Company maintains a stock option plan. No stock options were granted during the three years presented.

The following summarizes stock options activity for the years ended December 31:

	2014		2013		2012
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price

Outstanding at beginning of year	30,760	$17.90	31,760	$17.85	39,620	$17.49
Granted	–	–	–	–	–	–
Exercised	(18,856)	(17.84)	(1,000)	(16.10)	(4,650)	(16.05)
Forfeited	–		–		(3,210)	(16.06)

Outstanding at end of year	11,904	18.00	30,760	17.90	31,760	17.85

Options exercisable at year-end	11,904	$18.00	30,760	$17.90	31,760	$17.85
Weighted-average fair value of options granted during year		N/A		N/A		N/A

Options outstanding at December 31, 2014 were as follows:

Outstanding
Weighted
		Average		Weighted
		Remaining		Average
Exercise		Contractual		Exercise
Price	Number	Life (Years)	Number	Price

$ 18.00	11,904	1.23	11,904	$18.00

The total intrinsic value of outstanding in-the-money stock options and outstanding in-the-money exercisable stock options was $48 thousand and $34 thousand at December 31, 2014 and 2013, respectively. There were no share awards vested in 2014, 2013 or 2012.